Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash on hand	$ 29,952	$ 16,413
Bank deposits	24,093,158	26,034,043
Cash and cash equivalents	$ 24,123,110	$ 26,050,456	$ 23,332,257	$ 24,576,341